Unaudited Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	400,000,000	400,000,000
Ordinary shares, shares issued (in Shares)	109,382,000	9,382,000
Ordinary shares, shares outstanding (in Shares)	109,382,000	9,382,000
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in Shares)	7,668,000	7,668,000
Ordinary shares, shares outstanding (in Shares)	7,668,000	7,668,000